Significant accounting policies and recent accounting pronouncements (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jan. 01, 2019	Dec. 31, 2018
Lessee, Lease, Description [Line Items]
Voyage revenues	$ 324,282	$ 253,661
Finance Lease, Right-of-Use Asset				$ 1,047,780
Finance Lease, Liability				609,737
Operating Lease, Right-of-Use Asset	1,140			0
Operating Lease, Liability	1,140			$ 0
Charter-in vessels
Lessee, Lease, Description [Line Items]
Voyage revenues	78,449	56,093
Revenue recognized from subleases	11,399	7,402
Office rental arrangements
Lessee, Lease, Description [Line Items]
Operating Lease, Right-of-Use Asset	1,140		$ 1,198
Operating Lease, Liability	1,140		$ 1,198
Operating Lease, Expense	$ 121	$ 192
Operating Lease, Weighted Average Remaining Lease Term	4 years 4 months 24 days